SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

Merger agreement

On April 25, 2018, the Company entered into an Agreement and Plan of Merger and Reorganization, or the Merger Agreement with WestMountain Alternative Energy, Inc. ("WestMountain") and its subsidiary, WETM Acquisition Corp. ("Acquisition Sub"). Pursuant to the terms of the Merger Agreement, on April 25, 2018, or the Closing Date, the Acquisition Sub merged with and into the Company, which was the surviving corporation. Accordingly, the Company became a wholly-owned subsidiary of WestMountain.

Pursuant to the Merger, WestMountain acquired the business of the Company. At the time a certificate of merger reflecting the Merger was filed with the Secretary of State of Texas, or the Effective Time, all of the outstanding common units of the Company ("Common Units") that were issued and outstanding immediately prior to the closing of the Merger were converted into an aggregate of 63,505,785 shares of WestMountain's common stock representing approximately 87% of post-merger common stock outstanding.  As a result, each common unit of the Company was converted into approximately 3.233733 shares of WestMountain's common stock (the "Conversion Ratio").

In addition, pursuant to the Merger Agreement, each option to purchase Common Units of the Company, issued and outstanding immediately prior to the closing of the Merger aggregating 14,494,213 options was assumed and converted into an option to purchase an equivalent number of shares of WestMountain's common stock and the exercise price of each such option was divided by the Conversion Ratio. The issuance of shares of WestMountain's common stock, or options to purchase WestMountain's common stock, to holders of the Company's Common Units and options, are collectively referred to as the Unit Conversion.

The Merger Agreement contained customary representations and warranties and pre- and post-closing covenants of each party and customary closing conditions.

The Merger was treated as a reverse merger and recapitalization of the Company for financial reporting purposes. The Company is considered the acquirer for accounting purposes, and WestMountain's historical financial statements before the Merger will be replaced with the historical financial statements of the Company before the Merger in future filings with the SEC. The Merger is intended to be treated as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended.

Member unit option exercise

From January 2018 to April 2018, the Company issued 400,000 member units upon the exercise of 400,000 member unit options at $0.10 per unit. In connection with these option exercises, the Company received proceeds of $40,000.

Member units issued for debt conversion

On January 2, 2018, the former CEO of the Company converted his accrued compensation and other amounts due to him totaling $392,558 into 3,925,770 member units, or $0.10 per unit. Upon conversion, the Company recorded stock-based compensation of $270,878 based on the commitment date per unit fair value of $0.069 per Unit (see Note 8).

On March 28, 2018, the Company issued 42,333 common units upon conversion of convertible debt of $100,000 and accrued interest of $5,833 (See Note 6).

Member units issued for services

On March 7, 2018, the Company entered into a 90-day consulting agreement for business development and lobbying services related to the Company's ballistic resistant technologies.  In connection with this consulting agreement, the Company issued 25,000 member units to the consultant which were valued at $68,750, or $2.75 per member unit, based on contemporaneous common units sales which will be amortized over the term of the agreement.

In April 2018, the Company issued 1,000,000 restricted units to employees for services rendered which were valued at $2,750,000, or $2.75 per member unit, based on contemporaneous common units sales.

Member units issued for settlement

In April 2018, the Company issued 97,707 shares to a vendor to settle amounts owed to such vendor which were valued at $268,694, or $2.75 per member unit, based on contemporaneous common units sales. In connection with the settlement agreement, the Company recorded research and development expense of $193,694 and reduced accrued expenses of $75,000.

Sale of member units

In April 2018, the Company issued 10,000 member units to an investor for cash proceeds of $27,500, or $2.75 per member unit.

Senior secured convertible note

On January 22, 2018 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “SPA”) with Esousa Holdings, LLC (“Esousa”), whereby Esousa agreed to invest up to $750,000 (the “Purchase Price”) in the Company in exchange for senior secured the convertible notes and five-year warrants , upon the terms and subject to the conditions thereof. Pursuant to the SPA, the Company issued (i) a senior secured convertible note to Esousa on January 22, 2018, in the original principal amount of $260,000, which bears interest at 10% per annum (the “First Note”) and (ii) 293,123 five-year warrants to purchase units of Company common units at a purchase price of $0.87 per unit. On January 22, 2018, the Company received cash proceeds of $260,000 under this convertible note. Each convertible note issued pursuant to the SPA was due and payable two years from the issuance date of the respective convertible note, and any accrued and unpaid interest relating to each convertible note, was due and payable semi-annually.

The Convertible Note was convertible into member units at a conversion price of is $0.87 which was lower than the fair value of member units based on recent sales of member units on the date of issue. Additionally, as warrants were issued with the Convertible Note, the proceeds were allocated to the instruments based on relative fair value as the warrants did not contain any features requiring liability treatment and therefore were classified as equity. The value allocated to the warrants was $186,368 and $73,632 was allocated to the beneficial conversion feature. Since the intrinsic value of the beneficial conversion feature and warrants was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the beneficial conversion feature and warrants was limited to the amount of the proceeds allocated to the convertible instrument. Accordingly, the Company recorded as debt discount of $260,000 with the credit to additional paid in capital. The debt discount associated will be amortized to interest expense over the term of the Convertible Note.

On April 26, 2018, the Company and Esousa entered into a Termination Agreement and General Release (“Termination Agreement”) whereby the Company paid Esousa $270,000, and the SPA, Note, Warrant and Registration Rights Agreement and all rights and obligations were terminated. In connection with the Termination Agreement, the Company recorded debt extinguishment expense of $229,696.

Legal matters

Prior to the Closing of the Merger, C-Bond received a letter from counsel to Arnold Jay Boisdrenghein/Equity Capital Holding Group, Inc. claiming that such parties were entitled to a finder’s fee in connection with the Merger of $25,000 and 1,000,000 post-Merger shares of common stock of WestMountain. The Company intends to vigorously defend this claim. We cannot predict the timing and ultimate outcome of this matter, however we believe the range of possible loss is immaterial to our financial statements.

Post-merger private placement

Contemporaneously with the closing of the Merger, pursuant to subscription agreements, WestMountain issued an aggregate of 3,100,000 shares of Common Stock at a price of $0.40 per share for aggregate gross consideration of approximately $1,240,000 to six accredited investors. The Company agreed to cause WestMountain to file a shelf registration statement registering all of the shares of Common Stock subscribed for hereby (but no other shares owned by Subscriber) as soon as reasonably practicable after completion of the Merger and to use commercially reasonable efforts to cause that registration statement to be declared effective as soon as reasonably practical.

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 17, 2018, the date the financial statements were available to be issued.